UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23155

Ivy NextShares

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Jennifer K. Dulski

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (913) 236-2000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2018

ITEM 1.     REPORTS TO STOCKHOLDERS.

Semiannual Report DECEMBER 31, 2018

Ticker
IVY NEXTSHARES

Ivy Focused Energy NextShares	IVENC

Ivy Focused Growth NextShares	IVFGC

Ivy Focused Value NextShares	IVFVC

Listing Exchange: The NASDAQ Stock Market LLC

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (SEC), paper copies of the Funds’ Annual and Semiannual Shareholder Reports no longer will be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Ivy Investments website (www.ivyinvestments.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (e.g., a broker-dealer or bank) or, if you are a direct investor, by calling 1-888-923-3355 or by enrolling at www.ivyinvestments.com.

You may elect to receive all future reports in paper format free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you may call 1-888-923-3355 to let the Funds know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper format will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Fund Complex if you invest directly with the Funds.

IVY INVESTMENTS® refers to the financial services offered by Ivy Distributors, Inc., a FINRA member broker dealer and the distributor of IVY FUNDS® mutual funds, and those financial services offered by its affiliates.

CONTENTS	IVY NEXTSHARES

This report is submitted for the general information of the shareholders of Ivy NextShares. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current Ivy NextShares prospectus, or summary prospectus, and current performance information.

2

PRESIDENT’S LETTER	IVY NEXTSHARES

DECEMBER 31, 2018 (UNAUDITED)
Philip J. Sanders, CFA

Dear Shareholder,

While the fiscal period started out relatively calm, dramatic market volatility returned in the latter months of the 2018. The U.S. stock market concluded 2018 with the worst quarter for U.S. equities since 2011 and the S&P 500 Index was down 6.24% over the 12-month period. During the six-month fiscal period, trade disputes, geopolitical tensions and uncertain global growth rates provided a choppy ride for investors.

The U.S. economy looks to finish 2018 with the strongest growth rate since the Great Recession that began 10 years ago. Our optimism is tempered somewhat for 2019 as we forecast U.S. gross domestic product (GDP) growth stabilizing around 2.5% with the possibility of further deceleration during the year.

The U.S. Federal Reserve (Fed) has indicated that short-term interest rates are close to what it believes to be neutral, meaning that policy is neither loose nor restrictive. We believe slower economic growth and lower oil prices will keep inflation well contained in early 2019, which is why the Fed decided to take a more dovish tone and ease its pace of quarterly rate hikes. Our base case belief is the Fed will raise rates once, possibly twice, in 2019.

The deterioration in eurozone economic data seems to be waning following an agreement between the U.S. and European Union (EU) to discuss a reduction in tariffs on industrial goods. Brexit negotiations between the U.K. and EU continue to be choppy, which has caused some delays in anticipated capital spending for the eurozone. While we believe the two parties will come to a resolution for the U.K.’s exit from the EU, the ongoing negotiations may cause lingering economic tumult until a deal can be reached.

Emerging markets faced multiple headwinds over the year, namely a strong dollar, China’s focus on deleveraging and regulations, trade wars, volatile energy prices and increased geopolitical risks. By comparison, U.S. equities benefitted from a more attractive growth rate, which was the result of tax reform, lower regulatory pressures and repatriation of overseas earnings.

The U.S.-China trade negotiations remain front and center for many emerging market economies. Any resolution to trade disputes would be critical not just for China, but also its Asian trading counterparts like South Korea and Taiwan. As such, we are cautiously optimistic for a status quo on the trade war without further escalations. We believe China has started loosening policy on the domestic front and we anticipate an easing of regulatory, monetary and fiscal policy as well, which should be supportive of the domestic economy. We believe emerging markets continue to offer a sound longer term fundamental outlook; however, market volatility is likely to persist until there is more clarity surrounding potential risks.

Overall, volatility was the name of the game during the fiscal period. Several forces conspired to create this environment, including macro events like the global trade slowdown and tightening monetary policy, as well as the staggering of the FAANG (Facebook, Apple, Amazon, Netflix and Google-parent Alphabet) stocks, which have been a major equities catalyst over the past couple of years.

Looking ahead, we believe the markets are likely to remain choppy for some time, although the landscape should present more selective opportunities, with greater emphasis on the fundamentals and quality of asset classes and sectors.

We believe it is important to stay focused on the fundamentals and merits of individual market sectors, industries and companies when making investment decisions. Those fundamentals historically have tended to outweigh external factors such as government policies and regulations. While those can affect every business and investor, we think the innovation and management skill within individual companies ultimately drive long-term stock prices.

Economic Snapshot

	12/31/2018	6/30/2018
S&P 500 Index	2,506.85	2,718.37
MSCI EAFE Index	1,719.88	1,958.64
10-Year Treasury Yield	2.69%	2.85%
U.S. unemployment rate	3.8%	4.0%
30-year fixed mortgage rate	4.55%	4.55%
Oil price per barrel	$45.41	$74.15

Sources: Bloomberg, U.S. Department of Labor, MBA, CME

All government statistics shown are subject to periodic revision. The S&P 500 Index is an unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies. MSCI EAFE Index is an unmanaged index comprised of securities that represent the securities markets in Europe, Australasia and the Far East. It is not possible to invest directly in any of these indexes. Mortgage rates are from BankRate and reflect the overnight national average rate on a conventional 30-year fixed loan. Oil prices reflect the market price of West Texas intermediate grade crude.

Respectfully,

Philip J. Sanders, CFA

President

The opinions expressed in this letter are those of the President of the Ivy NextShares Funds and are current only through the end of the period of the report, as stated on the cover. The President’s views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

2018	SEMIANNUAL REPORT	3

ILLUSTRATION OF FUND EXPENSES	IVY NEXTSHARES

(UNAUDITED)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended December 31, 2018.

Actual Expenses

The first section in the following table provides information about actual account values and actual expenses for each Fund. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second section in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses paid may be impacted by expense reduction arrangements. If those arrangements had not been in place, expenses paid would have been higher. See Note 4 to the Financial Statements for further information.

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 6-30-18	Ending Account Value 12-31-18	Expenses Paid During Period*	Beginning Account Value 6-30-18	Ending Account Value 12-31-18	Expenses Paid During Period*
Ivy Focused Energy NextShares	$1,000	$635.40	$3.92	$1,000	$1,020.40	$4.85	0.95%
Ivy Focused Growth NextShares	$1,000	$932.60	$3.77	$1,000	$1,021.27	$3.94	0.78%
Ivy Focused Value NextShares	$1,000	$933.90	$3.77	$1,000	$1,021.27	$3.94	0.78%

*

Fund expenses are equal to the Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 184 days in the six-month period ended December 31, 2018, and divided by 365.

(1)

This section uses the Fund’s actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The “Ending Account Value” shown is computed using the Fund’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)

This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund’s ongoing costs with other mutual funds. A shareholder can compare the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other Funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as brokerage commissions on purchases and sales of fund shares.

4	SEMIANNUAL REPORT	2018

PORTFOLIO HIGHLIGHTS	IVY FOCUSED ENERGY NEXTSHARES

ALL DATA IS AS OF DECEMBER 31, 2018 (UNAUDITED)

Asset Allocation

Stocks	97.6%
Energy	97.6%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.4%

Country Weightings

North America	86.7%
United States	82.8%
Canada	3.9%
Europe	10.9%
United Kingdom	4.9%
Other Europe	6.0%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.4%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Concho Resources, Inc.	United States	Energy	Oil & Gas Exploration & Production
Continental Resources, Inc.	United States	Energy	Oil & Gas Exploration & Production
Pioneer Natural Resources Co.	United States	Energy	Oil & Gas Exploration & Production
Marathon Petroleum Corp.	United States	Energy	Oil & Gas Refining & Marketing
Chevron Corp.	United States	Energy	Integrated Oil & Gas
Halliburton Co.	United States	Energy	Oil & Gas Equipment & Services
EOG Resources, Inc.	United States	Energy	Oil & Gas Exploration & Production
Anadarko Petroleum Corp.	United States	Energy	Oil & Gas Exploration & Production
Enterprise Products Partners L.P.	United States	Energy	Oil & Gas Storage & Transportation
Schlumberger Ltd.	United States	Energy	Oil & Gas Equipment & Services

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recent published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper, short term investment funds and other money market instruments.

2018	SEMIANNUAL REPORT	5

SCHEDULE OF INVESTMENTS	IVY FOCUSED ENERGY NEXTSHARES (in thousands)

DECEMBER 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Energy

Integrated Oil & Gas – 8.9%
Chevron Corp.	3	$272
Suncor Energy, Inc.	8	213

		485

Oil & Gas Drilling – 8.0%
Ensco plc	36	128
Patterson-UTI Energy, Inc.	13	135
Transocean, Inc. (A)	24	169

		432

Oil & Gas Equipment & Services – 19.6%
C&J Energy Services, Inc. (A)	12	165
Core Laboratories N.V.	3	155
FMC Technologies, Inc.	7	133
Halliburton Co.	10	267
Schlumberger Ltd.	7	242
Superior Energy Services, Inc. (A)	31	103

		1,065

Oil & Gas Exploration & Production – 43.4%
Anadarko Petroleum Corp.	6	255
Concho Resources, Inc. (A)	3	350

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas Exploration & Production (Continued)
Continental Resources, Inc. (A)	8	$330
Diamondback Energy, Inc.	2	210
EOG Resources, Inc.	3	264
Oasis Petroleum LLC (A)	31	174
Parsley Energy, Inc., Class A (A)	14	224
Pioneer Natural Resources Co.	2	321
WPX Energy, Inc. (A)	20	222

		2,350

Oil & Gas Refining & Marketing – 13.2%
Marathon Petroleum Corp.	5	287
Phillips 66	2	197
Valero Energy Corp.	3	230

		714

Oil & Gas Storage & Transportation – 4.5%
Enterprise Products Partners L.P.	10	244

Total Energy – 97.6%		5,290

TOTAL COMMON STOCKS – 97.6%		$5,290
(Cost: $8,028)

SHORT-TERM SECURITIES	Shares	Value
Short Term Investment Funds – 2.5%
State Street Institutional U.S. Government Money Market Fund, 2.020%, (B)	136	$136

TOTAL SHORT-TERM SECURITIES – 2.5%		$136
(Cost: $136)

TOTAL INVESTMENT SECURITIES – 100.1%		$5,426
(Cost: $8,164)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(8)

NET ASSETS – 100.0%		$5,418

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the annualized 7-day yield at December 31, 2018.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$5,290	$—	$—
Short-Term Securities	—	136	—
Total	$5,290	$136	$—

Country Diversification
(as a % of net assets)
United States	82.8%
United Kingdom	4.9%
Canada	3.9%
Switzerland	3.1%
Netherlands	2.9%
Other+	2.4%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

6	SEMIANNUAL REPORT	2018

PORTFOLIO HIGHLIGHTS	IVY FOCUSED GROWTH NEXTSHARES

ALL DATA IS AS OF DECEMBER 31, 2018 (UNAUDITED)

Asset Allocation

Stocks	98.9%
Information Technology	45.8%
Health Care	12.8%
Consumer Discretionary	12.4%
Communication Services	10.8%
Industrials	9.8%
Financials	7.3%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.1%

Top 10 Equity Holdings

Company	Sector	Industry
Microsoft Corp.	Information Technology	Systems Software
Alphabet, Inc., Class C	Communication Services	Interactive Media & Services
MasterCard, Inc., Class A	Information Technology	Data Processing & Outsourced Services
Amazon.com, Inc.	Consumer Discretionary	Internet & Direct Marketing Retail
Apple, Inc.	Information Technology	Technology Hardware, Storage & Peripherals
CME Group, Inc.	Financials	Financial Exchanges & Data
PayPal, Inc.	Information Technology	Data Processing & Outsourced Services
Zoetis, Inc.	Health Care	Pharmaceuticals
Adobe, Inc.	Information Technology	Application Software
Visa, Inc., Class A	Information Technology	Data Processing & Outsourced Services

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper, short term investment funds and other money market instruments.

2018	SEMIANNUAL REPORT	7

SCHEDULE OF INVESTMENTS	IVY FOCUSED GROWTH NEXTSHARES (in thousands)

DECEMBER 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares		Value
Communication Services

Interactive Home Entertainment – 2.8%
Electronic Arts, Inc. (A)	4		$313

Interactive Media & Services – 8.0%
Alphabet, Inc., Class C (A)	1		748
Facebook, Inc., Class A (A)	1		155

			903

Total Communication Services – 10.8%			1,216
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 2.8%
V.F. Corp.	4		312

Home Improvement Retail – 3.9%
Home Depot, Inc. (The)	3		435

Internet & Direct Marketing Retail – 5.7%
Amazon.com, Inc. (A)	—	*	646

Total Consumer Discretionary – 12.4%			1,393
Financials

Financial Exchanges & Data – 5.2%
CME Group, Inc.	3		583

Investment Banking & Brokerage – 2.1%
Charles Schwab Corp. (The)	6		233

Total Financials – 7.3%			816
Health Care

Managed Health Care – 3.6%
UnitedHealth Group, Inc.	2		402

COMMON STOCKS (Continued)	Shares	Value
Pharmaceuticals – 9.2%
Pfizer, Inc.	11	$480
Zoetis, Inc.	6	549

		1,029

Total Health Care – 12.8%		1,431
Industrials

Aerospace & Defense – 3.1%
Lockheed Martin Corp.	1	350

Construction Machinery & Heavy Trucks – 2.1%
Caterpillar, Inc.	2	230

Railroads – 2.1%
Union Pacific Corp.	2	235

Research & Consulting Services – 2.5%
CoStar Group, Inc. (A)	1	284

Total Industrials – 9.8%		1,099
Information Technology

Application Software – 12.0%
Adobe, Inc. (A)	2	544
Intuit, Inc.	2	338
salesforce.com, Inc. (A)	3	469

		1,351

Data Processing & Outsourced Services – 15.7%
MasterCard, Inc., Class A	4	669
PayPal, Inc. (A)	7	579
Visa, Inc., Class A	4	510

		1,758

COMMON STOCKS (Continued)	Shares	Value
Internet Services & Infrastructure – 3.0%
VeriSign, Inc. (A)	2	$336

Systems Software – 9.3%
Microsoft Corp.	10	1,045

Technology Hardware, Storage & Peripherals – 5.8%
Apple, Inc.	4	646

Total Information Technology – 45.8%		5,136

TOTAL COMMON STOCKS – 98.9%		$11,091
(Cost: $8,999)

SHORT-TERM SECURITIES
Short Term Investment Funds – 1.1%
State Street Institutional U.S. Government Money Market Fund, 2.020%, (B)	129	129

TOTAL SHORT-TERM SECURITIES – 1.1%		$129
(Cost: $129)

TOTAL INVESTMENT SECURITIES – 100.0%		$11,220
(Cost: $9,128)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(1)

NET ASSETS – 100.0%		$11,219

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the annualized 7-day yield at December 31, 2018.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$11,091	$—	$—
Short-Term Securities	—	129	—
Total	$11,091	$129	$—

See Accompanying Notes to Financial Statements.

8	SEMIANNUAL REPORT	2018

PORTFOLIO HIGHLIGHTS	IVY FOCUSED VALUE NEXTSHARES

ALL DATA IS AS OF DECEMBER 31, 2018 (UNAUDITED)

Asset Allocation

Stocks	99.4%
Financials	26.5%
Information Technology	14.4%
Materials	12.1%
Health Care	12.0%
Consumer Discretionary	9.4%
Energy	8.4%
Communication Services	7.9%
Consumer Staples	4.6%
Industrials	4.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	0.6%

Top 10 Equity Holdings

Company	Sector	Industry
American Capital Agency Corp.	Financials	Mortgage REITs
Broadcom Corp., Class A	Information Technology	Semiconductors
Kohl’s Corp.	Consumer Discretionary	Department Stores
Phillips 66	Energy	Oil & Gas Refining & Marketing
Prudential Financial, Inc.	Financials	Life & Health Insurance
CVS Caremark Corp.	Consumer Staples	Drug Retail
MetLife, Inc.	Financials	Life & Health Insurance
KLA-Tencor Corp.	Information Technology	Semiconductor Equipment
AbbVie, Inc.	Health Care	Pharmaceuticals
Cummins, Inc.	Industrials	Construction Machinery & Heavy Trucks

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper, short term investment funds and other money market instruments.

2018	SEMIANNUAL REPORT	9

SCHEDULE OF INVESTMENTS	IVY FOCUSED VALUE NEXTSHARES (in thousands)

DECEMBER 31, 2018 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services

Advertising – 7.9%
Interpublic Group of Cos., Inc. (The)	16	$338
Omnicom Group, Inc.	5	337

		675

Total Communication Services – 7.9%		675
Consumer Discretionary

Apparel Retail – 4.0%
Gap, Inc. (The)	13	341

Department Stores – 5.4%
Kohl’s Corp.	7	459

Total Consumer Discretionary – 9.4%		800
Consumer Staples

Drug Retail – 4.6%
CVS Caremark Corp.	6	394

Total Consumer Staples – 4.6%		394
Energy

Oil & Gas Refining & Marketing – 8.4%
PBF Energy, Inc., Class A	9	278
Phillips 66	5	437

		715

Total Energy – 8.4%		715
Financials

Life & Health Insurance – 9.3%
MetLife, Inc.	9	366
Prudential Financial, Inc.	5	428

		794

COMMON STOCKS (Continued)	Shares	Value
Mortgage REITs – 6.6%
American Capital Agency Corp.	32	$563

Regional Banks – 10.6%
Citizens Financial Group, Inc.	10	300
F.N.B. Corp.	31	301
Regions Financial Corp.	23	311

		912

Total Financials – 26.5%		2,269
Health Care

Biotechnology – 3.9%
Gilead Sciences, Inc.	5	336

Health Care Services – 3.9%
Cardinal Health, Inc.	7	332

Pharmaceuticals – 4.2%
AbbVie, Inc.	4	359

Total Health Care – 12.0%		1,027
Industrials

Construction Machinery & Heavy Trucks – 4.1%
Cummins, Inc.	3	354

Total Industrials – 4.1%		354
Information Technology

Semiconductor Equipment – 8.4%
KLA-Tencor Corp.	4	367
Lam Research Corp.	3	349

		716

COMMON STOCKS (Continued)	Shares	Value
Semiconductors – 6.0%
Broadcom Corp., Class A	2	$513

Total Information Technology – 14.4%		1,229
Materials

Commodity Chemicals – 4.0%
LyondellBasell Industries N.V., Class A	4	345

Diversified Chemicals – 4.1%
Chemours Co. (The)	12	353

Paper Packaging – 4.0%
International Paper Co.	8	338

Total Materials – 12.1%		1,036

TOTAL COMMON STOCKS – 99.4%		$8,499
(Cost: $9,493)

SHORT-TERM SECURITIES
Short Term Investment Funds – 0.5%
State Street Institutional U.S. Government Money Market Fund, 2.020%, (A)	41	41

TOTAL SHORT-TERM SECURITIES – 0.5%		$41
(Cost: $41)

TOTAL INVESTMENT SECURITIES – 99.9%		$8,540
(Cost: $9,534)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		8

NET ASSETS – 100.0%		$8,548

Notes to Schedule of Investments

(A)	Rate shown is the annualized 7-day yield at December 31, 2018.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2018. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$8,499	$—	$—
Short-Term Securities	—	41	—
Total	$8,499	$41	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

10	SEMIANNUAL REPORT	2018

STATEMENTS OF ASSETS AND LIABILITIES	IVY NEXTSHARES

AS OF DECEMBER 31, 2018 (UNAUDITED)

(In thousands, except per share amounts)	Ivy Focused Energy NextShares	Ivy Focused Growth NextShares	Ivy Focused Value NextShares
ASSETS
Investments in unaffiliated securities at value+	$5,426	$11,220	$8,540
Investments at Market Value	5,426	11,220	8,540
Dividends and interest receivable	3	6	16
Receivable from affiliates	20	19	20
Total Assets	5,449	11,245	8,576

LIABILITIES
Shareholder servicing payable	2	2	2
Accounting services fee payable	20	20	20
Other liabilities	9	4	6
Total Liabilities	31	26	28
Total Net Assets	$5,418	$11,219	$8,548

NET ASSETS
Capital paid in (shares authorized – unlimited)	$9,333	$8,854	$9,513
Accumulated distributable earnings gain (loss)	(3,915)	2,365	(965)
Total Net Assets	$5,418	$11,219	$8,548
CAPITAL SHARES OUTSTANDING	450	430	450
NET ASSET VALUE PER SHARE	$12.04	$26.09	$19.00

+COST
Investments in unaffiliated securities at cost	$8,164	$9,128	$9,534

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	11

STATEMENTS OF OPERATIONS	IVY NEXTSHARES

FOR THE SIX MONTHS ENDED DECEMBER 31, 2018 (UNAUDITED)

(In thousands)	Ivy Focused Energy NextShares	Ivy Focused Growth NextShares	Ivy Focused Value NextShares
INVESTMENT INCOME
Dividends from unaffiliated securities	$44	$65	$207
Interest and amortization from unaffiliated securities	1	4	1
Total Investment Income	45	69	208

EXPENSES
Investment management fee	33	49	38
Service fees	16	14	14
Custodian fees	1	1	1
Independent Trustees and Chief Compliance Officer fees	— *	— *	— *
Accounting services fee	58	58	58
Professional fees	17	19	19
Intraday pricing fee	2	2	2
Listing fee	3	3	3
Printing fee	5	5	5
Transfer and dividend disbursing agent fees	6	6	6
Other	1	1	1
Total Expenses	142	158	147
Less:
Expenses in excess of limit	(104)	(107)	(106)
Total Net Expenses	38	51	41
Net Investment Income	7	18	167

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	(287)	603	(7)
Foreign currency exchange transactions	— *	—	—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(2,831)	(1,443)	(802)
Net Realized and Unrealized Loss	(3,118)	(840)	(809)
Net Decrease in Net Assets Resulting from Operations	$(3,111)	$(822)	$(642)

*	Not shown due to rounding.

See Accompanying Notes to Financial Statements.

12	SEMIANNUAL REPORT	2018

STATEMENTS OF CHANGES IN NET ASSETS	IVY NEXTSHARES

	Ivy Focused Energy NextShares		Ivy Focused Growth NextShares		Ivy Focused Value NextShares
(In thousands)	Six months ended 12-31-18 (Unaudited)	Year ended 6-30-18	Six months ended 12-31-18 (Unaudited)	Year ended 6-30-18	Six months ended 12-31-18 (Unaudited)	Year ended 6-30-18
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$7	$81	$18	$26	$167	$209
Net realized gain (loss) on investments	(287)	(831)	603	397	(7)	815
Net change in unrealized appreciation (depreciation)	(2,831)	1,973	(1,443)	2,391	(802)	(318)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,111)	1,223	(822)	2,814	(642)	706

Distributions to Shareholders From:
Net investment income		(82)		(30)		(183)
Net realized gains		—		(19)		(114)
Accumulated earnings
(combined net investment income and net realized gains)	(4)		(613)		(996)
Total Distributions to Shareholders	(4)	(82)	(613)	(49)	(996)	(297)
Capital Share Transactions	—	413	—	—	—	582
Net Increase (Decrease) in Net Assets	(3,115)	1,554	(1,435)	2,765	(1,638)	991
Net Assets, Beginning of Period	8,533	6,979	12,654	9,889	10,186	9,195
Net Assets, End of Period	$5,418	$8,533	$11,219	$12,654	$8,548	$10,186
Undistributed net investment income		$1		$13		$44

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	13

FINANCIAL HIGHLIGHTS	IVY NEXTSHARES

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Ivy Focused Energy NextShares
Six-month period ended 12-31-2018 (unaudited)	$18.96	$0.02	$(6.93)	$(6.91)	$(0.01)	$—	$(0.01)
Year ended 6-30-2018	16.42	0.19	2.54	2.73	(0.19)	—	(0.19)
Year ended 6-30-2017(4)	20.00	(0.01)	(3.57)	(3.58)	—	—	—
Ivy Focused Growth NextShares
Six-month period ended 12-31-2018 (unaudited)	29.43	0.04	(1.95)	(1.91)	(0.06)	(1.37)	(1.43)
Year ended 6-30-2018	23.00	0.07	6.48	6.55	(0.07)	(0.05)	(0.12)
Year ended 6-30-2017(4)	20.00	0.07	2.97	3.04	(0.04)	—	(0.04)
Ivy Focused Value NextShares
Six-month period ended 12-31-2018 (unaudited)	22.64	0.37	(1.79)	(1.42)	(0.34)	(1.88)	(2.22)
Year ended 6-30-2018	21.64	0.48	1.21	1.69	(0.42)	(0.27)	(0.69)
Year ended 6-30-2017(4)	20.00	0.44	1.53	1.97	(0.33)	—	(0.33)

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the Fund had waived or reimbursed expenses.

(4)	For the period from October 17, 2016 (commencement of operations of the Fund) through June 30, 2017.

(5)	Annualized.

    .

14	SEMIANNUAL REPORT	2018

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Ivy Focused Energy NextShares
Six-month period ended 12-31-2018 (unaudited)	$12.04	-36.46%	$5	0.95	%(5)	0.20	%(5)	3.68	%(5)	-2.53	%(5)	11%
Year ended 6-30-2018	18.96	16.76	9	0.95		1.06		3.62		-1.61		44
Year ended 6-30-2017(4)	16.42	-17.89	7	0.95	(5)	-0.09	(5)	4.16	(5)	-3.30	(5)	18
Ivy Focused Growth NextShares
Six-month period ended 12-31-2018 (unaudited)	26.09	-6.74	11	0.78	(5)	0.28	(5)	2.42	(5)	-1.36	(5)	18
Year ended 6-30-2018	29.43	28.52	13	0.78		0.22		2.58		-1.58		35
Year ended 6-30-2017(4)	23.00	15.21	10	0.78	(5)	0.48	(5)	3.61	(5)	-2.35	(5)	25
Ivy Focused Value NextShares
Six-month period ended 12-31-2018 (unaudited)	19.00	-6.61	9	0.78	(5)	3.28	(5)	2.86	(5)	1.20	(5)	86
Year ended 6-30-2018	22.64	7.91	10	0.78		2.17		2.92		0.03		189
Year ended 6-30-2017(4)	21.64	9.87	9	0.78	(5)	2.95	(5)	3.69	(5)	0.04	(5)	66

See Accompanying Notes to Financial Statements.

2018	SEMIANNUAL REPORT	15

NOTES TO FINANCIAL STATEMENTS	IVY NEXTSHARES

DECEMBER 31, 2018 (UNAUDITED)

1.	ORGANIZATION

Ivy NextShares, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Ivy Focused Energy NextShares, Ivy Focused Growth NextShares and Ivy Focused Value NextShares are classified as non-diversified under the 1940 Act. Ivy Focused Energy NextShares, Ivy Focused Growth NextShares and Ivy Focused Value NextShares (each, a “Fund”) are the only three series of the Trust. The investment objective(s), policies and risk factors of each Fund are described more fully in the Prospectus and Statement of Additional Information (“SAI”). Each Fund’s investment manager is Ivy Investment Management Company (“IICO” or the “Manager”).

Each Fund is an actively managed exchange-traded product operating pursuant to an order issued by the Securities and Exchange Commission (“SEC”) granting an exemption from certain provisions of the 1940 Act. Individual shares of a NextShares Fund may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer that offers NextShares, and may not be directly purchased or redeemed from a NextShares Fund. Trading prices of NextShares are directly linked to the Fund’s next-computed net asset value per share (“NAV”) and will vary from NAV by a market-determined trading cost (a premium or discount to NAV), which may be zero. Buyers and sellers of NextShares will not know the value of their purchases and sales until NAV is determined at the end of the trading day.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment or realized gain.

Foreign Currency Translation. Each Fund’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are typically valued as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Income Taxes. It is the policy of each Fund to distribute all of its taxable income and capital gains to its shareholders and to otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. The Funds file income tax returns in U.S. federal and applicable state jurisdictions. The Funds’ tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax returns. Management of the Trust periodically reviews all tax positions to assess whether it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of the date of these financial statements, management believes that no liability for unrecognized tax positions is required.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceed net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a return of capital for tax purposes.

Concentration of Market and Credit Risk. In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the

16	SEMIANNUAL REPORT	2018

risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded on the Funds’ Statement of Assets and Liabilities, less any collateral held by the Funds.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Custodian Fees. “Custodian fees” on the Statement of Operations may include interest expense incurred by a Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Fund. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Indemnification. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Basis of Preparation. Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The accompanying financial statements were prepared in accordance with U.S. GAAP, including but not limited to ASC 946. U.S. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

New Rule Issuance. In March 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2017-08 (“ASU 2017-08”), “Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 changed the amortization period for certain callable debt securities held at a premium. Specifically, it required the premium to be amortized to the earliest call date. The adoption of ASU 2017-08 had no impact on beginning net assets, the current period results from operations, or any prior period information presented in the financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the period ended December 31, 2018, the Funds have chosen to adopt the standard. The adoption of this ASU is reflected in the disclosures of the financial statements.

In August 2018, U.S. Securities and Exchange Commission (“SEC”) adopted amendments to certain financial statement disclosure requirements to conform them to GAAP for investment companies. These amendments made certain removals from, changes to and additions to existing disclosure requirements under Regulation S-X. These amendments became effective for filings made with the SEC after November 5, 2018. The Funds’ adoption of these amendments, effective with the financial statements prepared as of December 31, 2018, required modified disclosures reflected herein, but had no effect on the Funds’ net assets or results of operations.

Subsequent Events. Management has performed a review for subsequent events through the date this report was issued.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Each Fund calculates the NAV of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

2018	SEMIANNUAL REPORT	17

For purposes of calculating the NAV, the portfolio securities and financial instruments are valued on each business day using pricing and valuation methods as adopted by the Board. Where market quotes are readily available, fair value is generally determined on the basis of the last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service approved by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Short-term securities with maturities of 60 days or less are valued based on quotes that are obtained from an independent pricing service approved by the Board as described in the preceding paragraph above.

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. Waddell & Reed Services Company (“WRSCO”), pursuant to procedures adopted by the Board, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

Where market quotes are not readily available, portfolio securities or financial instruments are valued at fair value, as determined in good faith by the Board or Valuation Committee pursuant to procedures approved by the Board.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect the values of a Fund’s securities or financial instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available.

The Board has delegated to WRSCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial instruments and for determining whether the value of the applicable securities or financial instruments should be re-evaluated in light of such significant events. The Board has established a Valuation Committee to administer and oversee the valuation process, including the use of third party pricing vendors.

The Board has adopted methods for valuing securities and financial instruments in circumstances where market quotes are not readily available. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to procedures established by the Board, with reference to other securities or indices. In the event that the security or financial instrument cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or financial instrument will be determined in good faith by the Valuation Committee in accordance with the procedures adopted by the Board.

When a Fund uses these fair valuation methods applied by WRSCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at its direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. The prices used by a Fund may differ from the value that will ultimately be realized at the time the securities are sold.

WRSCO is responsible for monitoring the implementation of the pricing and valuation policies through a series of activities to provide reasonable comfort of the accuracy of prices including: 1) periodic vendor due diligence meetings to review methodologies, new developments, and process at vendors, 2) daily and monthly multi-source pricing comparisons reviewed and submitted to the Valuation Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by management and the Valuation Committee.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

18	SEMIANNUAL REPORT	2018

The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at its direction that are used in determining the fair value of investments.

A description of the valuation techniques applied to the Funds’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Equity Securities. Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. OTC equity securities and listed securities for which no price is readily available are valued at the average of the last bid and ask prices.

Mutual funds, including investment funds, typically are valued at the NAV reported as of the valuation date.

Securities that are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded and to the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

4.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS ($ amounts in thousands unless indicated otherwise)

Management Fees. IICO, a wholly owned subsidiary of Waddell & Reed Financial, Inc. (“WDR”), serves as each Fund’s investment manager. The management fee is accrued daily by each Fund at the annual rates of 0.85%, 0.75% and 0.75% in Ivy Focused Energy NextShares, Ivy Focused Growth NextShares and Ivy Focused Value NextShares, respectively, as a percentage of average daily net assets.

Independent Trustees and Chief Compliance Officer Fees. Fees paid to the Independent Trustees can be paid in cash or deferred to a later date, at the election of the Trustees according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Fund records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the Chief Compliance Officer of the Funds are shown on the Statement of Operations.

Accounting Services Fees. The Trust has an Accounting and Administrative Services Agreement with WRSCO, doing business as WI Services Company (“WISC”), an indirect subsidiary of WDR. Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance and other administrative services, including maintenance of Fund records, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. For these services, each Fund pays WISC a monthly fee, equal to the greater of one-twelfth of the asset-based fee or the aggregate annual minimum fee as shown in the following table, based on the average daily net asset levels shown in the following table:

Annual Minimum Fee (Per Fund)                $115,000

Asset-Based Fee (all Funds)	Annual Basis Point Rate
First $1 Billion Next $5 Billion Thereafter	0.03 0.0225 0.015	% % %

2018	SEMIANNUAL REPORT	19

Other Fees. Each Fund pays all of its other expenses. These include, for each Fund, the costs of printing and mailing materials sent to shareholders, audit and outside legal fees, taxes, brokerage commissions, interest, insurance premiums, custodian fees, fees payable by the Funds under Federal or other securities laws and to the Investment Company Institute, cost of processing and maintaining shareholder records, costs of systems or services used to price Fund securities and nonrecurring and extraordinary expenses, including litigation and indemnification relating to litigation.

Expense Reimbursements and/or Waivers. IICO, the Funds’ investment manager, and/or WISC, has contractually agreed to reimburse sufficient management fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any). Fund expense limitations and related waivers/reimbursements for the period ended December 31, 2018 were as follows:

Fund Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement	Expense Reduced
Ivy Focused Energy NextShares	Contractual	10-17-2016	10-31-2019	0.95%	$33	Investment management fees
					71	Accounting and administrative services fees
Ivy Focused Growth NextShares	Contractual	10-17-2016	10-31-2019	0.78%	$49	Investment management fees
					58	Accounting and administrative services fees
Ivy Focused Value NextShares	Contractual	10-17-2016	10-31-2019	0.78%	$38	Investment management fees
					68	Accounting and administrative services fees

Any amounts due to the Funds as a reimbursement but not paid as of December 31, 2018 are shown as a receivable from affiliates on the Statement of Assets and Liabilities.

5.	INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

The cost of purchases and the proceeds from maturities and sales of investment securities (excluding in-kind transactions and short-term securities) for the period ended December 31, 2018, were as follows:

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Ivy Focused Energy NextShares	$—	$853	$—	$892
Ivy Focused Growth NextShares	—	2,190	—	2,621
Ivy Focused Value NextShares	—	8,695	—	9,511

For the period ended December 31, 2018, the Funds did not have any in-kind contributions or redemptions.

6.	CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Funds issue and redeem shares only in specified large aggregations (“Creation Units”) of 25,000 shares or multiples thereof. Creation Units may be purchased or redeemed only by or through “Authorized Participants,” which are broker-dealers or institutional investors that have entered into agreements with ALPS Distributors, Inc., the Funds’ distributor for this purpose. The Funds issue and redeem Creation Units in return for the securities, other instruments and/or cash (“Basket”) that the Funds specify each business day. The Funds impose transaction fees on Creation Units issued and redeemed to offset the estimated cost to the Fund of processing the transaction and converting the Basket to or from the

20	SEMIANNUAL REPORT	2018

desired portfolio composition. Such transaction fees are reflected in capital share transactions on the Statement of Changes in Net Assets. Transactions in capital shares for each Fund were as follows:

	Ivy Focused Energy NextShares				Ivy Focused Growth NextShares
	Six months ended 12-31-18		Year ended 6-30-18		Six months ended 12-31-18		Year ended 6-30-18
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	—	$—	25	$413	—	$—	—	$—
Shares issued in reinvestment of distributions to shareholders	—	—	—	—	—	—	—	—
Shares redeemed	—	—	—	—	—	—	—	—
Net increase	—	$—	25	$413	—	$—	—	$—

	Ivy Focused Value NextShares
	Six months ended 12-31-18		Year ended 6-30-18
	Shares	Value	Shares	Value
Shares issued from sale of shares	—	$—	25	$582
Shares issued in reinvestment of distributions to shareholders	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	—	$—	25	$582

7.	FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at December 31, 2018 and the related unrealized appreciation (depreciation) were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation (Depreciation)
Ivy Focused Energy NextShares	$8,172	$16	$2,762	$(2,746)
Ivy Focused Growth NextShares	9,139	2,382	301	2,081
Ivy Focused Value NextShares	9,595	129	1,184	(1,055)

For Federal income tax purposes, the Funds’ distributed and undistributed earnings and profit for the year ended June 30, 2018 and the post-October and late-year ordinary activity were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post-October Capital Losses Deferred	Late-Year Ordinary Losses Deferred
Ivy Focused Energy NextShares	$—	$—	$—	$—	$—	*
Ivy Focused Growth NextShares	46	218	—	—	—
Ivy Focused Value NextShares	627	240	—	—	—

*	Not shown due to rounding.

Internal Revenue Code regulations permit each Fund to elect to defer into its next fiscal year capital losses and certain specified ordinary items incurred between each November 1 and the end of its fiscal year. Each Fund is also permitted to defer into its next fiscal certain ordinary losses that generated between each January 1 and the end of its fiscal year.

2018	SEMIANNUAL REPORT	21

The tax character of dividends and distributions paid during the two fiscal years ended June 30, 2018 and 2017 were as follows:

	June 30, 2018		June 30, 2017
Fund	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
Ivy Focused Energy NextShares	$82	$—	$—	$—
Ivy Focused Growth NextShares	49	—	8	—
Ivy Focused Value NextShares	297	—	115	—

(1)	Includes short-term capital gains distributed, if any.

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Accumulated capital losses represent net capital loss carryovers as of June 30, 2018 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of June 30, 2018, the capital loss carryovers were as follows:

Post-Enactment
Fund	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Ivy Focused Energy NextShares	$718	$165
Ivy Focused Growth NextShares	—	—
Ivy Focused Value NextShares	—	—

22	SEMIANNUAL REPORT	2018

PROXY VOTING INFORMATION	IVY NEXTSHARES UNAUDITED

Proxy Voting Guidelines

A description of the policies and procedures Ivy NextShares uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.923.3355 and (ii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through the Ivy Investments’ website at www.ivyinvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION	IVY NEXTSHARES

Portfolio holdings can be found on the Trust’s website at www.ivyinvestments.com. Alternatively, a complete schedule of portfolio holdings of each Fund for the first and third quarters of each fiscal year is filed with the SEC and can be found on the Trust’s Form N-Q. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

TO ALL TRADITIONAL IRA PLANHOLDERS:	IVY NEXTSHARES

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. A Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W–4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

2018	SEMIANNUAL REPORT	23

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26	SEMIANNUAL REPORT	2018

THE IVY NEXTSHARES FAMILY

Domestic Equity Funds

Ivy Focused Growth NextShares

Ivy Focused Value NextShares

Specialty Funds

Ivy Focused Energy NextShares

About NextShares: Shares of NextShares funds are normally bought and sold in the secondary market through a broker, and may not be individually purchased or redeemed from the fund. In the secondary market, buyers and sellers transact with each other, rather than with the fund. NextShares funds issue and redeem shares only in specified creation unit quantities in transactions by or through Authorized Participants. In such transactions, a fund issues and redeems shares in exchange for the basket of securities, other instruments and/or cash that the fund specifies each business day. By transacting in kind, a NextShares fund can lower its trading costs and enhance fund tax efficiency by avoiding forced sales of securities to meet redemptions. Redemptions may be effected partially or entirely in cash when in-kind delivery is not practicable or deemed not in the best interests of shareholders. A fund’s basket is not intended to be representative of the fund’s current portfolio positions and may vary significantly from current positions. As exchange-traded securities, NextShares can operate with low transfer agency expenses by utilizing the same highly efficient share processing system as used for exchange-listed stocks and ETFs. Trading prices are linked to the NextShares next-computed NAV and will vary by a market-determined premium or discount, which may be zero; may be above, at or below NAV; and may vary significantly from anticipated levels. Purchase and sale prices will not be known until the NextShares NAV is determined at the end of the trading day. NextShares do not offer the opportunity to transact intraday based on current (versus end-of-day) determinations of a fund’s value. Limit orders can be used to control differences in trade prices versus NAV (cost of trade execution), but cannot be used to control or limit execution price. Buying and selling NextShares may require payment of brokerage commissions and expose transacting shareholders to other trading costs. Frequent trading may detract from realized investment returns. The return on a shareholder’s NextShares investment will be reduced if the shareholder sells shares at a greater discount or narrower premium to NAV than he or she acquired the shares.

Ivy NextShares are a new type of actively managed exchange-traded product. Ivy NextShares have a limited operating history and may not be available at all broker/dealers. There is no guarantee that an active trading market for Ivy NextShares will develop or be maintained, or that their listings will continue or remain unchanged.

1.888.923.3355

Visit us online at www.ivyinvestments.com

Ivy NextShares funds are managed by Ivy Investment Management Company and are distributed by ALPS Distributors, Inc. ALPS Distributors, Inc., NextShares Solutions LLC, and Ivy Investment Management Company or Ivy Distributors, Inc. (or their affiliates), are all unaffiliated companies.

Before investing, investors should consider carefully the investment objectives, risks, charges and expenses of an Ivy NextShares exchange-traded managed fund. This and other important information is contained in the prospectus and summary prospectus, which may be obtained at ivyinvestments.com or from a financial advisor. Read it carefully before investing.

2018	SEMIANNUAL REPORT	27

SEMIANN-NXS (12/18)

ITEM 2.     CODE OF ETHICS.

Required in annual report only.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Required in annual report only.

ITEM  4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM  5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.     SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

ITEM 11.     CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required

1

to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred over the Registrant’s last fiscal half-year that has affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.     EXHIBITS.

(a)(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVY NEXTSHARES

(Registrant)

By	/s/ Jennifer K. Dulski
Jennifer K. Dulski, Secretary

Date:	March 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date:	March 8, 2019

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date:	March 8, 2019